DEFERRED CHARGES	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES	15. DEFERRED CHARGES Deferred charges represent financing costs, principally bank fees that are capitalized and amortized to other financial items over the life of the debt instrument. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. The deferred charges are comprised of the following amounts: (in thousands of $) 2013 2012Debt arrangement fees and other deferred financing charges 20,677 19,684Accumulated amortization (6,407) (4,661) 14,270 15,023 Amortization expense of deferred charges, for the years ended December 31, 2013, 2012 and 2011 was $5.8 million, $1.1 million and $0.9 million, respectively.The increase in debt arrangement fees and other deferred financing charges is due to costs capitalized in relation to the Golar Partners Operating Credit Facility which we entered into to refinance the Golar Winter and the Golar Grand.